CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS - OPERATING ACTIVITIES
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	$ 4,263	$ (107,660)	$ (70,269)
Net loss attributable to non controlling interest	(5,635)
PROFIT (LOSS)	(1,372)	(107,660)	(70,269)
Income and expense items not involving cash flows:
Depreciation and amortization	243,362	164,824	173,585
Effect of indexation, translation and fair value measurement on debt	(3,667)	4,091	13,544
Financing costs relating to Jazz notes exchange	9,817
Other expense, net	140	904	6,831
Gain from acquisition	(166,404)
Changes in assets and liabilities:
Trade accounts receivable	(24,021)	(5,194)	(6,857)
Other receivables and other current assets	49,934	(3,647)	(843)
Inventories	(1,758)	(780)	2,316
Trade accounts payable	11,107	25	(7,603)
Deferred revenue and customers' advances	1,915	1,202	(4,475)
Other current liabilities	25,744	(38)	(23,942)
Deferred tax liability, net	(23,977)	(11,453)	9,126
Other long-term liabilities	4,517	(6)	3,840
Net cash provided by operating activities excluding Nishiwaki fab closure employee related retirement cost	125,337	42,268	95,253
Nishiwaki fab closure employee related retirement cost	(27,572)		(20,074)
Net cash provided by operating activities	97,765	42,268	75,179
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net (a)	(50,209)	(77,044)	(103,830)
Investments in other assets, intangible assets and others	(76)	(409)	(4,498)
Acquisition of subsidiary consolidated for the first time (b)	57,582
Investment grants received			2,618
Interest bearing deposits, including designated deposits	10,000		(10,000)
Net cash provided by (used in) investing activities	17,297	(77,453)	(115,710)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of shareholders' equity and notes	19,613	38,956	104,690
Proceeds from long-term loans	85,884		14,443
Short-term loan repayment to Panasonic	(85,884)
Short-term bank debt			3,800
Debt repayment	(51,411)	(6,540)	(55,854)
Net cash provided by (used in) financing activities	(31,798)	32,416	67,079
Effect of foreign exchange rate change	(8,968)	(7,758)	(4,299)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	74,296	(10,527)	22,249
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	112,871	123,398	101,149
CASH AND CASH EQUIVALENTS - END OF PERIOD	187,167	112,871	123,398
NON-CASH ACTIVITIES
Investments in property and equipment	27,495	11,161	8,737
Beneficial conversion feature			109,768
Equity increase arising from exchange of straight to convertible debt	9,609
Conversion of convertible debentures to share capital	34,822
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	34,042	33,298	46,454
Cash paid (received) during the period for income taxes	(1,563)	190	852
ACQUISITION OF SUBSIDIARY CONSOLIDATED FOR THE FIRST TIME, SEE ALSO NOTE 3:
Working capital (excluding cash and cash equivalents)	32,406
Fixed assets	245,278
Intangible assets	24,520
Short-term loan	(85,249)
Long-term liabilities	(93,602)
Total	123,353
Less:
Share capital	14,531
Paid-in capital	166,404
Bargain purchase	180,935
Cash received from the acquisition of a subsidiary consolidated for the first time	$ 57,582